Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Jun. 30, 2011
Significant Accounting Policies [Text Block]

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Other Accounting policies are set forth in Note B of our audited consolidated financial statements included in the Company’s Form 10-K/A for the year ended December 31, 2010.

Principals of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries Genmed B.V. and SNS Americas, Inc.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Foreign Currency Translation

The Company considers the EURO (“€”) to be its functional currency.  Assets and liabilities were translated into US dollars (“US$”) as of June 30, 2011 and December 31, 2010 at the period end exchange rate of €1.00 to US$ 1.43900 and €1.00 to US$ 1.32520, respectively.  Statement of Operations amounts for the six months ended June 30, 2011 and 2010 were translated using the average rates during the periods of €1.00 to US$ 1.40280 and €1.00 to US$ 1.33054, respectively.

Reclassifications

Certain amounts in the December 31, 2010 financial statements have been reclassified to conform to the presentation used in the June 30, 2011 financial statements.

Impairment or Disposal of Long-Lived Intangible Assets, Impairment, Policy [Policy Text Block]

NOTE 4 - Impairment of Medical Registration Rights

The Company reviewed its Medical Registration Rights as at December 31, 2010 and 2009 for impairment.  The Company has the registration rights to sell a product called Paracetamol in the European Union. The Company has incurred delays in obtaining the Marketing Authorizations, resulting in delays in receiving revenue compared to its original projections.  The Company has utilized the income approach to value its Medical Registration Rights and at December 31, 2010, the discounted cash flows did not support the carrying value of the asset as a result of the revenue delays.  In accordance with U.S. Generally Accepted Accounting Standards, the Company was required to impair the Rights.  In 2009, management revised their discounted cash flow assumptions and revenue projections resulting in an impairment of the Medical Registration Rights.  Accordingly, the Company has recognized an impairment loss of $5,405,606 and $6,252,359 at December 31, 2010 and 2009, respectively.